Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision benefit for income taxes
Income tax expense (benefit) is as follows:

	For the years ended December 31,
	2013	2012	2011
Income tax expense (benefit)
Current - U.S. Federal	$(208)	$139	$(206)
Deferred - U.S. Federal Excluding NOL Carryforward	405	(94)	46
U.S. Net Operating Loss Carryforward	(148)	(9)	(163)
Total Deferred	257	(103)	(117)
Income tax expense (benefit)	$49	$36	$(323)

Components of deferred tax assets and liabilities
Deferred tax assets (liabilities) include the following as of December 31:

	As of December 31,
Deferred Tax Assets	2013	2012
Tax basis deferred policy acquisition costs	$163	$424
Investment-related items	1,516	1,244
Insurance product derivatives	742	1,092
NOL Carryover	377	225
Minimum tax credit	327	355
Foreign tax credit carryover	44	33
Capital loss carryover	—	5
Other	71	65
Total Deferred Tax Assets	3,240	3,443
Valuation Allowance	—	(53)
Net Deferred Tax Assets	3,240	3,390
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(650)	(356)
Net unrealized gain on investments	(403)	(1,432)
Employee benefits	(52)	(45)
Depreciable and amortizable assets	(25)	—
Total Deferred Tax Liabilities	(1,130)	(1,833)
Total Deferred Tax Asset	$2,110	$1,557

Reconciliation of tax provision at Us federal statutory rate to provision for income taxes
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2013	2012	2011
Tax provision (benefit) at the U.S. federal statutory rate	$196	$186	$(48)
Dividends-received deduction	(135)	(140)	(201)
Foreign related investments	(7)	(9)	(15)
Valuation Allowance	—	—	(56)
Other	(5)	(1)	(3)
Income tax expense (benefit)	$49	$36	$(323)